REVENUE (Details) - Schedule of detail of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUE (Details) - Schedule of detail of revenues [Line Items]
Revenue	$ 3,923,667	$ 10,070,063	$ 9,895,456
Passengers [Member]
REVENUE (Details) - Schedule of detail of revenues [Line Items]
Revenue	2,713,774	9,005,629	8,708,988
Cargo [Member]
REVENUE (Details) - Schedule of detail of revenues [Line Items]
Revenue	$ 1,209,893	$ 1,064,434	$ 1,186,468